RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2024
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS	RECENT ACCOUNTING PRONOUNCEMENTS
Accounting standards issued and adopted
In August 2023, the FASB issued Accounting Standards Update (ASU) 2023-05, Business Combinations— Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement, which requires that a joint venture apply a new basis of accounting upon formation. As a result, a newly formed joint venture would initially measure its assets and liabilities at fair value. The Company adopted this ASU on January 1, 2024 and it did not have a material impact on its consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative, which incorporates certain SEC disclosure requirements into the FASB Accounting Standards Codification. This update will improve disclosure and presentation requirements of a variety of topics and align the requirements in the FASB codification with the SEC’s regulations. The Company adopted this ASU on January 1, 2024 and it did not have a material impact on its consolidated financial statements.
In November 2023, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU expands segment disclosures by requiring disclosure of significant segment expenses that are regularly reviewed by the Chief Operating Decision Maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. ASU 2023-07 is effective for the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2024, and subsequent interim periods, with early adoption permitted. The Company adopted this ASU as of December 31, 2024. Refer to Note 22 – "Segment Information" for details.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU focuses on the rate reconciliation and income taxes paid. ASU 2023-09 requires the Company to disclose, on an annual basis, a tabular rate reconciliation using both percentages and currency amounts, broken out into specified categories with certain reconciling items further broken out by nature and jurisdiction to the extent those items exceed a specified threshold. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the potential impact of adopting this ASU on its consolidated financial statements and disclosures.

In March 2024, the SEC adopted final rules on the enhancement and standardization of climate-related disclosures, which requires disclosure of material climate-related risks, material Scope 1 and Scope 2 greenhouse gas emissions, and other matters. As it pertains to the financial statements, subject to certain materiality thresholds, the final rules require the financial statement footnotes to include certain disclosures regarding the amounts of expenses (or capitalized costs) incurred that relate to severe weather events and other natural conditions, as well as other disclosures regarding the material impact on financial estimates and assumptions of severe weather events and other natural conditions or disclosed targets or transition plans, and amounts related to carbon offsets and renewable energy credits. The disclosures will be required at the earliest in the annual financial statements for the year ended December 31, 2025, subject to legal challenges and the SEC's voluntary stay of the disclosure requirements. The Company will continue to assess the impact of the new rule on its consolidated financial statements while the stay is in place.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40), which requires business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The ASU also requires disclosure of purchases of inventory, employee compensation, depreciation, and intangible asset amortization. ASU 2024-03 is effective for annual periods beginning after December 15, 2026, with early adoption permitted. The Company is currently evaluating the potential impact of adopting this ASU on its consolidated financial statements and disclosures but does not expect the impact to be material.
In November 2024, the FASB issued ASU 2024-04, Debt - Debt with Conversion and Other Options (Subtopic 470-20), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for all entities for annual and interim periods in fiscal years beginning after December 15, 2025. Early adoption is permitted for all entities that have adopted the amendments in ASU 2020-06. The Company is currently evaluating the potential impact of adopting this ASU on its consolidated financial statements and disclosures but does not expect the impact to be material.